Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) (Details) - Balance Sheets, Parent Company - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	$ 9,061,678	$ 9,974,663
Premises and Equipment, Net	26,453,530	24,960,445
Other	29,313,894	31,187,420
Total Assets	1,174,149,427	1,146,897,981
Liabilities
Other	2,909,569	4,338,195
Subordinated Debt	24,229,000	24,229,000
Stockholders’ Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 18,021 and 28,000 Shares as of December 31, 2015 and 2014	18,021,000	28,000,000
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2015 and 2014	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	44,285,621	38,287,934
Accumulated Other Comprehensive Loss, Net of Tax	(4,434,351)	(4,844,974)
	95,456,622	99,027,312	$ 89,954,239	$ 95,759,167
Total Liabilities and Stockholders’ Equity	1,174,149,427	1,146,897,981
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	4,100,860	5,750,652
Premises and Equipment, Net	1,134,524	1,199,639
Investment in Subsidiary, at Equity	114,677,455	115,066,948
Other	170,801	1,708,380
Total Assets	120,083,640	123,725,619
Liabilities
Dividends Payable	202,736	315,000
Other	195,282	154,307
	398,018	469,307
Subordinated Debt	24,229,000	24,229,000
Stockholders’ Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 18,021 and 28,000 Shares as of December 31, 2015 and 2014	18,021,000	28,000,000
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2015 and 2014	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	44,285,621	38,287,934
Accumulated Other Comprehensive Loss, Net of Tax	(4,434,351)	(4,844,974)
	95,456,622	99,027,312
Total Liabilities and Stockholders’ Equity	$ 120,083,640	$ 123,725,619